UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08327

Name of Fund: BlackRock Global Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Global Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 02/29/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Global Growth Fund, Inc. SEMI-ANNUAL REPORT FEBRUARY 29, 2008 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter 2008 with no relief. January and February proved to be trying months for equities, but strong ones for some areas of the bond market, as fears of an economic recession swelled. The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points

(1%) between September 2007 and year-end, more than matched those cuts in January alone. Responding to a slow-

ing economy and continued fallout from chaos in the credit markets, the Fed cut interest rates 75 basis points in a rare unscheduled session on January 22, and followed with a 50-basis-point cut at its regular meeting on January 30.

Another 75-basis-point cut on March 18 brought the target rate to 2.25% .

Reverberations from the U.S. subprime mortgage collapse, and the associated liquidity and credit crisis, continue to per-

meate global financial markets. The S&P 500 Index of U.S. stocks was down in February, marking the fourth consecutive month of negative returns. International markets, while not unscathed, generally have outperformed their U.S. counter-

parts so far in 2008. Emerging markets, benefiting from stronger economic growth rates, have done particularly well.

In fixed income markets, fears related to the economic slowdown and related credit crisis have led to a prolonged flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quali-

ty government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.53% by the end of February, while prices correspondingly rose. After setting a new-issuance record in 2007, supply in the municipal bond market has been on the decline for four consecutive months (measured year over year). The market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. By period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Against this backdrop, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of February 29, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	– 8.79%	– 3.60%

Small cap U.S. equities (Russell 2000 Index)	–12.91	–12.44

International equities (MSCI Europe, Australasia, Far East Index)	– 4.71	+ 0.84

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+ 5.67	+7.30

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	– 0.60	–1.17

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	– 1.39	– 3.08

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-

sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary (Unaudited)

Portfolio Management Commentary

How did the Fund perform?
•The Fund outperformed its benchmark, the MSCI World Index, for the six months ended February 29, 2008. The Fund managed to post positive total returns while the index registered negative returns amid a challenging market backdrop.

What factors influenced performance?
•Stock markets were highly volatile during the period as the housing collapse, credit market crisis and fears of an economic recession in the U.S. prompted heightened investor risk aversion across global financial markets.

•Security selection was the primary driver of the Fund’s outperformance for the period. This was particularly true among U.S. stocks, as well as within the financials, industrials and materials sectors. Investments in
Australia, Hong Kong, India and Brazil also contributed meaningfully to returns for the period.

•Conversely, security selection in the information technology sector and modest underweight positions in utilities and telecommunications marginally detracted from Fund results.

Describe recent portfolio activity.
•During the six-month period, we modestly reduced the portfolio’s exposure to the financials, information technology and consumer discretionary sectors, while increasing investments in the industrials, materials, healthcare and consumer staples sectors.

•On a geographic basis, the most notable change was an increase in exposure to the U.S., and decreased allocations in India, Hong Kong and Australia.

Describe Fund positioning at period-end.
•Turbulent and uncertain conditions in the credit and financing markets worldwide have clearly had a negative impact on global equity prices.
However, underlying fundamentals in many global regions and market sectors may prove to be more resilient than such price action implies.
Given recent monetary and fiscal policy initiatives, we believe a pro-
longed threat to U.S. economic growth is unlikely. We continue to have a constructive long-term secular view on many global markets (especially the Asia-Pacific region), but remain cautious in our near-term outlook as equity markets attempt to stabilize.

•On a sector basis, the portfolio ended the period with overweight expo-
sures to the industrials, materials and consumer staples sectors, and underweight positions in the financials and consumer discretionary sec-
tors. Geographically, the portfolio was overweight in Australia, Hong Kong,
India and Brazil (notably, the latter two countries are not represented in the MSCI World Index). The portfolio ended the period underweight in the U.S., U.K., Japan and most of Western Europe.

Expense Example

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2007 February 29, 2008		During the Period*	September 1, 2007 February 29, 2008		During the Period*

Institutional	$1,000	$1,040.70	$ 4.78	$1,000	$1,020.21	$ 4.73
Investor A	$1,000	$1,039.60	$ 6.20	$1,000	$1,018.82	$ 6.14
Investor B	$1,000	$1,035.10	$10.55	$1,000	$1,014.53	$10.45
Investor C	$1,000	$1,035.80	$10.10	$1,000	$1,014.98	$10.00
Class R	$1,000	$1,037.70	$ 7.77	$1,000	$1,017.27	$ 7.69

*	For each class of the Fund, expenses are equal to the expense ratio for the class (.94% for Institutional, 1.22% for Investor A, 2.08% for Investor B, 1.99% for Investor C and 1.53% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

Total Return Based on a $10,000 Investment

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

† The Fund invests primarily in equity securities with a particular emphasis on companies that have exhibited above-average growth rates in earnings.

††This unmanaged market capitalization-weighted index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 22 countries, including the United States.

Past performance is not indicative of future results.

Performance Summary for the Period Ended February 29, 2008

Average Annual Total Returns*

		1 Year		5 Years		10 Years

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	+4.07%	+21.07%	—	+23.42%	—	+ 7.03%	—
Investor A	+3.96	+20.79	+14.45%	+23.12	+21.80%	+ 6.76	+6.19%
Investor B	+3.51	+19.72	+15.22	+22.13	+21.95	+ 6.10	+6.10
Investor C	+3.58	+19.81	+18.81	+22.15	+22.15	+ 5.92	+5.92
Class R	+3.77	+20.26	—	+23.03	—	+ 6.59	—
MSCI World Index	–6.14	– 0.53	—	+16.10	—	+ 5.11	—

*	Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees. Past performance is not indicative of future results.

BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,
Class R Share performance results are those of Institutional Shares
(which have no distribution or service fees) restated to reflect the Class
R Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on September 1, 2007 and held through February 29,
2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

Portfolio Summary (Unaudited)

Fund Profile as of February 29, 2008

Percent of
Ten Largest Holdings	Net Assets

The Procter & Gamble Co.	2.0%
Deere & Co.	1.6
Google Inc. Class A	1.6
Microsoft Corp.	1.6
Monsanto Co.	1.6
Veolia Environnement SA	1.4
Nestle SA Registered Shares	1.4
FTI Consulting, Inc.	1.2
Altria Group, Inc.	1.2
CVS/Caremark Corp.	1.2

Percent of
Five Largest Industries	Net Assets

Metals & Mining	7.0%
Chemicals	5.8
Commercial Banks	5.6
Oil, Gas & Consumable Fuels	5.3
Electrical Equipment	4.3

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

Percent of
Long-Term
Geographic Allocation	Investments

United States	38.7%
Australia	10.6
India	6.7
Hong Kong	6.5
Canada	5.7
Switzerland	5.0
Brazil	4.5
United Kingdom	3.8
France	3.5
Japan	3.4
Germany	2.5
South Africa	1.8
China	1.7
Israel	1.0
Singapore	0.9
Italy	0.7
Mexico	0.6
South Korea	0.5
Spain	0.5
Greece	0.4
Netherlands	0.4
Bermuda	0.3
Norway	0.2
Cayman Islands	0.1

BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

7

Schedule of Investments as of February 29, 2008 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Africa

South Africa — 1.8%
Commercial Banks — 0.2%
Standard Bank Group Ltd.	105,779	$ 1,320,162

Construction Materials — 0.2%
Pretoria Portland Cement Co. Ltd.	361,734	1,964,136

Industrial Conglomerates — 0.2%
Barloworld Ltd.	130,900	1,576,207

Media — 0.2%
Naspers Ltd.	66,700	1,262,405

Metals & Mining — 0.5%
Impala Platinum Holdings Ltd.	86,400	3,575,297

Wireless Telecommunication Services — 0.5%
MTN Group Ltd.	242,500	3,797,378

Total Common Stocks in Africa — 1.8%		13,495,585

Europe

France — 3.3%
Electric Utilities — 0.5%
Electricite de France SA	43,300	4,038,567

Electrical Equipment — 1.0%
Alstom	23,600	4,959,737
Areva SA	2,600	2,754,008

		7,713,745

Machinery — 0.4%
Vallourec SA	15,500	3,216,818

Multi-Utilities — 1.4%
Veolia Environnement SA	117,025	10,412,075

Total Common Stocks in France		25,381,205

Germany — 2.4%
Automobiles — 0.4%
Porsche Automobil Holding SE
(Preference Shares)	1,900	3,256,548

Chemicals — 0.7%
Wacker Chemie AG	24,800	5,290,626

Diversified Financial Services — 0.8%
Deutsche Boerse AG	35,200	5,579,360

Industrial Conglomerates — 0.5%
Siemens AG	29,800	3,837,031

Total Common Stocks in Germany		17,963,565

Greece — 0.4%
Diversified Financial Services — 0.4%
Hellenic Exchanges SA	118,700	2,861,304

Total Common Stocks in Greece		2,861,304

Italy — 0.7%
Commercial Banks — 0.7%
Unicredit SpA	678,700	4,991,013

Total Common Stocks in Italy		4,991,013

Netherlands — 0.4%
Food & Staples Retailing — 0.4%
X 5 Retail Group NV (a)(d)	87,700	2,867,790

Total Common Stocks in the Netherlands		2,867,790

Common Stocks	Shares	Value

Europe (continued)

Norway — 0.2%
Electrical Equipment — 0.2%
Renewable Energy Corp. AS (a)	67,000	$ 1,638,670

Total Common Stocks in Norway		1,638,670

Spain — 0.4%
Diversified Financial Services — 0.4%
Bolsas y Mercados Espanoles	64,800	3,241,139

Total Common Stocks in Spain		3,241,139

Switzerland — 4.8%
Commercial Services & Supplies — 0.5%
SGS SA	2,900	3,895,083

Electrical Equipment — 0.5%
ABB Ltd.	161,800	4,031,135

Food Products — 1.4%
Nestle SA Registered Shares	21,650	10,333,293

Life Sciences Tools & Services — 1.2%
Lonza Group AG Registered Shares	68,700	9,050,888

Oil, Gas & Consumable Fuels — 0.4%
Petroplus Holdings AG (a)	50,600	3,359,065

Textiles, Apparel & Luxury Goods — 0.8%
The Swatch Group Ltd. Registered Shares	102,500	5,838,440

Total Common Stocks in Switzerland		36,507,904

United Kingdom — 3.7%
Beverages — 1.1%
Diageo Plc	424,800	8,680,719

Commercial Banks — 1.1%
Standard Chartered Plc	241,000	7,939,999

Commercial Services & Supplies — 0.5%
Intertek Group Plc	209,400	3,714,468

Food & Staples Retailing — 0.5%
Tesco Plc	471,000	3,722,015

Metals & Mining — 0.5%
Rio Tinto Plc Registered Shares	33,000	3,712,742

Total Common Stocks in the United Kingdom		27,769,943

Total Common Stocks in Europe — 16.3%		123,222,533

Latin America

Brazil — 4.4%
Beverages — 0.7%
Cia de Bebidas das Americas
(Preference Shares) (d)(e)	63,700	5,190,276

Commercial Banks — 0.7%
Banco Bradesco SA (d)	166,000	5,210,740

Diversified Financial Services — 0.4%
Bovespa Holding SA	188,100	3,003,193

Media — 0.4%
NET Servicos de Comunicacao SA
(Preference Shares) (a)	294,203	3,237,607

Metals & Mining — 0.6%
Companhia Vale do Rio Doce
(Common Shares) (d)	117,800	4,104,152

Multiline Retail — 0.4%
Lojas Renner SA	161,400	3,203,949

See Notes to Financial Statements.

8 BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Latin America (continued)

Brazil (concluded)
Oil, Gas & Consumable Fuels — 1.2%
Petroleo Brasileiro SA (d)	76,400	$ 8,964,776

Total Common Stocks in Brazil		32,914,693

Mexico — 0.6%
Wireless Telecommunication Services — 0.6%
America Movil, SA de CV (d)	77,000	4,655,420

Total Common Stocks in Mexico		4,655,420

Total Common Stocks in Latin America — 5.0%		37,570,113

Middle East

Israel — 1.0%
Pharmaceuticals — 1.0%
Teva Pharmaceutical Industries Ltd. (d)	152,400	7,478,268

Total Common Stocks in the Middle East — 1.0%		7,478,268

North America

Bermuda — 0.3%
Energy Equipment & Services — 0.3%
SeaDrill Ltd. (a)	86,500	2,227,967

Total Common Stocks in Bermuda		2,227,967

Canada — 5.5%
Chemicals — 1.6%
Potash Corp. of Saskatchewan, Inc.	25,700	4,083,730
Potash Corp. of Saskatchewan, Inc.	48,100	7,647,130

		11,730,860

Commercial Banks — 1.0%
Bank of Nova Scotia	58,800	2,855,019
Royal Bank of Canada	84,900	4,260,311

		7,115,330

Diversified Financial Services — 0.3%
TSX Group, Inc.	45,300	2,037,982

Energy Equipment & Services — 0.3%
Ensign Resource Service Group	118,800	2,211,243

Food & Staples Retailing — 0.7%
Shoppers Drug Mart Corp.	110,400	5,643,103

Metals & Mining — 1.3%
Barrick Gold Corp.	167,800	8,717,210
Teck Cominco Ltd. Class B	35,400	1,412,403

		10,129,613

Oil, Gas & Consumable Fuels — 0.3%
Cameco Corp.	65,200	2,553,680

Total Common Stocks in Canada		41,421,811

Cayman Islands — 0.1%
Internet Software & Services — 0.1%
Alibaba.com Ltd. (a)	406,100	984,289

Total Common Stocks in the Cayman Islands		984,289

Common Stocks	Shares	Value

North America (continued)

United States — 37.5%
Aerospace & Defense — 0.5%
Precision Castparts Corp.	36,200	$ 3,996,118

Beverages — 2.1%
The Coca-Cola Co.	124,100	7,254,886
PepsiCo, Inc.	121,900	8,479,364

		15,734,250

Capital Markets — 0.8%
Lehman Brothers Holdings, Inc.	30,900	1,575,590
Northern Trust Corp.	63,600	4,301,268

		5,876,858

Chemicals — 1.6%
Monsanto Co.	102,000	11,799,360

Commercial Services & Supplies — 1.2%
FTI Consulting, Inc. (a)	147,900	9,391,650

Communications Equipment — 1.0%
Cisco Systems, Inc. (a)	322,200	7,852,014

Computers & Peripherals — 1.8%
Apple, Inc. (a)	34,500	4,313,190
EMC Corp. (a)	256,900	3,992,226
Hewlett-Packard Co.	110,100	5,259,477

		13,564,893

Construction & Engineering — 1.0%
Jacobs Engineering Group, Inc. (a)	92,300	7,410,767

Diversified Financial Services — 0.2%
JPMorgan Chase & Co.	41,500	1,686,975

Electrical Equipment — 1.7%
General Cable Corp. (a)	84,500	5,215,340
Roper Industries, Inc.	129,800	7,320,720

		12,536,060

Energy Equipment & Services — 1.9%
Core Laboratories NV (a)	37,500	4,560,000
National Oilwell Varco, Inc. (a)	62,800	3,912,440
Schlumberger Ltd.	65,500	5,662,475

		14,134,915

Food & Staples Retailing — 1.8%
CVS/Caremark Corp.	225,800	9,117,804
Wal-Mart Stores, Inc.	89,400	4,433,346

		13,551,150

Food Products — 0.8%
Bunge Ltd.	53,900	5,974,276

Health Care Equipment & Supplies — 1.4%
Hologic, Inc. (a)	102,400	6,175,744
Intuitive Surgical, Inc. (a)	14,900	4,200,608

		10,376,352

Health Care Providers & Services — 0.9%
Aetna, Inc.	131,100	6,502,560

Hotels, Restaurants & Leisure — 1.2%
McDonald's Corp.	164,800	8,917,328

Household Products — 2.0%
The Procter & Gamble Co.	223,300	14,777,994

IT Services — 0.5%
MasterCard, Inc. Class A	21,500	4,085,000

See Notes to Financial Statements.

BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

9

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

North America (concluded)

United States (concluded)
Industrial Conglomerates — 1.0%
General Electric Co.	216,100	$ 7,161,554

Internet & Catalog Retail — 0.7%
Amazon.com, Inc. (a)	86,400	5,570,208

Internet Software & Services — 1.9%
Google Inc. Class A (a)	25,500	12,015,090
Mercadolibre, Inc. (a)	62,900	2,273,835

		14,288,925

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc. (a)	125,200	7,002,436
Waters Corp. (a)	66,300	3,952,143

		10,954,579

Machinery — 2.6%
Deere & Co.	141,800	12,082,778
Joy Global, Inc.	117,500	7,798,475

		19,881,253

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	78,000	7,867,080

Oil, Gas & Consumable Fuels — 0.7%
Consol Energy, Inc.	72,800	5,531,344

Pharmaceuticals — 1.3%
Johnson & Johnson	94,700	5,867,612
Merck & Co., Inc.	82,500	3,654,750

		9,522,362

Semiconductors & Semiconductor
Equipment — 0.3%
Nvidia Corp. (a)	122,300	2,615,997

Software — 2.0%
Microsoft Corp.	438,100	11,925,082
Oracle Corp. (a)	173,900	3,269,320

		15,194,402

Thrifts & Mortgage Finance — 0.2%
Fannie Mae	55,600	1,537,340

Tobacco — 1.2%
Altria Group, Inc.	125,400	9,171,756

Wireless Telecommunication Services — 0.8%
SBA Communications Corp. Class A (a)	188,700	5,859,135

Total Common Stocks in the United States		283,324,455

Total Common Stocks in North America — 43.4%		327,958,522

Pacific Basin

Australia — 10.3%
Biotechnology — 0.8%
CSL Ltd.	190,200	6,379,199

Capital Markets — 0.6%
Australian Wealth Management Ltd.	1,033,700	1,644,046
Perpetual Trustees Australia Ltd.	55,600	2,822,543

		4,466,589

Common Stocks	Shares	Value

Pacific Basin (continued)

Australia (concluded)
Chemicals — 1.2%
Incitec Pivot Ltd.	29,400	$ 3,993,174
Nufarm Ltd.	145,700	2,165,065
Orica Ltd.	105,300	2,787,821

		8,946,060

Commercial Banks — 0.3%
Westpac Banking Corp.	122,400	2,617,969

Commercial Services & Supplies — 0.2%
Seek Ltd.	272,900	1,638,279

Construction & Engineering — 1.2%
Boart Longyear Group (a)	1,350,900	2,530,502
Leighton Holdings Ltd.	151,100	6,334,264

		8,864,766

Diversified Financial Services — 0.6%
Australian Stock Exchange Ltd.	107,600	4,136,965

Energy Equipment & Services — 0.6%
WorleyParsons Ltd.	120,422	4,122,059

Health Care Equipment & Supplies — 0.5%
Cochlear Ltd.	77,800	3,878,763

Insurance — 0.3%
QBE Insurance Group Ltd.	107,100	2,215,228

Metals & Mining — 1.9%
BHP Billiton Ltd.	209,000	7,562,197
Lihir Gold Ltd. (a)	1,138,717	4,409,948
Zinifex Ltd.	220,500	2,218,508

		14,190,653

Oil, Gas & Consumable Fuels — 1.3%
Origin Energy Ltd.	340,100	2,771,927
Paladin Resources Ltd. (a)(e)	291,700	1,628,958
Woodside Petroleum Ltd.	105,000	5,490,606

		9,891,491

Transportation Infrastructure — 0.8%
Macquarie Infrastructure Group	1,392,300	3,735,110
Transurban Group	442,400	2,633,320

		6,368,430

Total Common Stocks in Australia		77,716,451

China — 1.7%
Electrical Equipment — 0.2%
Suntech Power Holdings Co. Ltd. (a)(d)	39,900	1,483,083

Machinery — 0.3%
China Infrastructure Machinery Holdings Ltd.	1,200,000	1,874,545

Media — 0.4%
Focus Media Holding Ltd. (a)(d)(e)	62,800	3,163,236

Metals & Mining — 0.2%
China Molybdenum Co. Ltd. (a)	1,240,500	1,738,048

Oil, Gas & Consumable Fuels — 0.6%
China Shenhua Energy Co. Ltd. Class H	955,200	4,865,412

Total Common Stocks in China		13,124,324

See Notes to Financial Statements.

10 BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pacific Basin (continued)

Hong Kong — 6.3%
Chemicals — 0.4%
Sinofert Holdings Ltd.	3,352,000	$ 3,344,274

Commercial Banks — 0.5%
Hang Seng Bank Ltd.	191,800	3,630,423

Communications Equipment — 0.4%
ZTE Corp.	496,700	2,702,286

Distributors — 0.6%
China Resources Enterprise, Ltd.	1,201,900	4,266,944

Diversified Financial Services — 0.7%
Hong Kong Exchanges and Clearing Ltd.	259,700	4,933,540

Electric Utilities — 0.5%
Cheung Kong Infrastructure Holdings Ltd.	992,700	3,920,100

Food Products — 0.8%
Chaoda Modern Agriculture Holdings Ltd.	3,353,832	3,780,438
China Mengniu Dairy Co., Ltd.	963,500	2,598,873

		6,379,311

Industrial Conglomerates — 0.4%
NWS Holdings Ltd.	1,092,700	3,177,054

Real Estate Management & Development — 0.3%
Sun Hung Kai Properties Ltd.	136,600	2,380,454

Specialty Retail — 0.3%
Esprit Holdings Ltd.	186,000	2,337,467

Transportation Infrastructure — 0.8%
COSCO Pacific Ltd.	693,000	1,494,727
China Merchants Holdings International Co., Ltd.	417,100	2,238,845
Hopewell Holdings Ltd.	465,300	2,132,493

		5,866,065

Wireless Telecommunication Services — 0.6%
China Mobile Ltd.	322,400	4,827,339

Total Common Stocks in Hong Kong		47,765,257

India — 6.6%
Automobiles — 0.3%
Tata Motors Ltd.	114,900	1,980,663

Commercial Banks — 1.1%
HDFC Bank Ltd.	137,700	4,932,409
State Bank of India Ltd.	60,000	3,125,706

		8,058,115

Construction & Engineering — 1.2%
Jaiprakash Associates Ltd.	441,700	2,855,097
Larsen & Toubro Ltd.	67,500	5,857,555

		8,712,652

Electrical Equipment — 0.7%
Bharat Heavy Electricals Ltd.	59,400	3,336,276
Suzlon Energy Ltd.	264,100	1,833,066

		5,169,342

Common Stocks	Shares	Value

Pacific Basin (continued)

Industrial Conglomerates — 0.2%
Siemens India Ltd.	90,000	$ 1,813,386

Media — 0.2%
Zee Telefilms Ltd.	216,500	1,290,978

Metals & Mining — 1.0%
Hindalco Industries Ltd.	526,100	2,620,635
Sterlite Industries India Ltd. (a)	244,200	5,023,147

		7,643,782

Oil, Gas & Consumable Fuels — 0.7%
Reliance Industries Ltd.	84,200	5,133,399

Pharmaceuticals — 0.2%
Sun Pharmaceuticals Industries Ltd.	62,000	1,876,218

Transportation Infrastructure — 0.3%
Mundra Port and Special Economic Zone Ltd. (a)	121,800	2,239,215

Wireless Telecommunication Services — 0.7%
Bharti Tele-Ventures Ltd. (a)	144,900	2,953,437
Reliance Communication Ventures Ltd.	178,400	2,527,111

		5,480,548

Total Common Stocks in India		49,398,298

Japan — 3.2%
Chemicals — 0.3%
JSR Corp.	94,300	2,069,663

Office Electronics — 0.5%
Canon, Inc.	87,500	3,922,212

Road & Rail — 0.3%
East Japan Railway Co.	291	2,335,671

Software — 0.8%
Nintendo Co., Ltd.	12,500	6,223,696

Trading Companies & Distributors — 1.0%
Mitsubishi Corp.	125,000	3,813,810
Mitsui & Co., Ltd.	177,700	3,864,519

		7,678,329

Wireless Telecommunication Services — 0.3%
NTT DoCoMo, Inc.	1,675	2,453,992

Total Common Stocks in Japan		24,683,563

Singapore — 0.8%
Food Products — 0.4%
Wilmar International Ltd.	1,027,000	3,179,304

Industrial Conglomerates — 0.4%
Keppel Corp. Ltd.	435,600	3,282,306

Total Common Stocks in Singapore		6,461,610

See Notes to Financial Statements.

BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

11

Schedule of Investments (concluded)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pacific Basin (concluded)

South Korea — 0.5%
Construction & Engineering — 0.5%
Doosan Heavy Industries and Construction Co. Ltd.	16,000	$ 2,311,064
GS Engineering & Construction Corp.	9,900	1,514,520

Total Common Stocks in South Korea		3,825,584

Total Common Stocks in the Pacific Basin — 29.4%		222,975,087

Total Common Stocks (Cost — $625,801,812) — 96.9%		732,700,108

	Beneficial Interest
Short-Term Securities	(000)	Value

BlackRock Liquidity Series, LLC
Cash Sweep Series, 3.76% (b)(c)	$ 21,245	$ 21,245,455
BlackRock Liquidity Series, LLC
Money Market Series, 3.54% (b)(c)(f)	9,621	9,621,000

Total Short-Term Securities
(Cost — $30,866,455) — 4.1%		30,866,455

Total Investments (Cost — $656,668,267*) — 101.0%		763,566,563
Liabilities in Excess of Other Assets — (1.0%)		(7,411,077)

Net Assets — 100%		$756,155,486

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 657,053,207

Gross unrealized appreciation	$ 137,058,190
Gross unrealized depreciation	(30,544,834)

Net unrealized appreciation	$ 106,513,356

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$3,546	$660,194
BlackRock Liquidity Series, LLC
Money Market Series	$6,708	$ 25,622

(c)	Represents the current yield as of report date.

(d)	Depositary receipts.

(e)	Security, or a portion of security, is on loan.

(f)	Security was purchased with the cash proceeds from securities loans.

  For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.This definition may not apply for purposes of this report which may combine industrysub-classifications for reporting ease.

See Notes to Financial Statements.

12 BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

Statement of Assets and Liabilities

As of February 29, 2008 (Unaudited)

Assets

Investments at value — unaffiliated (including securities loaned of $8,775,284) (identified cost — $625,801,812)	$ 732,700,108
Investments at value — affiliated (identified cost — $30,866,455)	30,866,455
Foreign currency at value (cost — $1,099,080)	1,092,914
Capital shares sold receivable	1,435,665
Dividends receivable	1,300,593
Investments sold receivable	1,835
Securities lending income receivable	5,201
Prepaid expenses	136,564

Total assets	767,539,335

Liabilities

Collateral at value — securities loaned	9,621,000
Deferred foreign capital gain tax	210,989
Capital shares redeemed payable	630,578
Investment advisory fees payable	448,731
Other affiliates payable	181,318
Service and distribution fees payable	182,740
Directors payable	3,292
Other accrued expenses and other liabilities payable	105,201

Total liabilities	11,383,849

Net Assets

Net assets	$ 756,155,486

Net Assets Consist of

Institutional Shares of Common Stock, $.10 par value, 100,000,000 shares authorized	$ 1,553,186
Investor A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized	1,971,793
Investor B Shares of Common Stock, $.10 par value, 300,000,000 shares authorized	262,279
Investor C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized	619,357
Class R Shares of Common Stock, $.10 par value, 300,000,000 shares authorized	62,575
Paid-in capital in excess of par	973,800,503
Undistributed net investment income	1,186,301
Accumulated net realized loss	(330,021,923)
Net unrealized appreciation	106,721,415

Net Assets	$ 756,155,486

Net Asset Value

Institutional — Based on net assets of $267,503,704 and 15,531,864 shares outstanding	$ 17.22

Investor A — Based on net assets of $335,378,813 and 19,717,932 shares outstanding	$ 17.01

Investor B — Based on net assets of $42,522,632 and 2,622,789 shares outstanding	$ 16.21

Investor C — Based on net assets of $100,378,841 and 6,193,574 shares outstanding	$ 16.21

Class R — Based on net assets of $10,371,496 and 625,746 shares outstanding	$ 16.57

See Notes to Financial Statements.

BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

13

Statement of Operations

For the Six Months Ended February 29, 2008 (Unaudited)

Investment Income

Dividends (net of $166,613 foreign withholding tax)	$ 5,980,474
Interest from affiliates	660,194
Securities lending	25,622

Total income	6,666,290

Expenses

Investment advisory	3,067,100
Service — Investor A	419,931
Service and distribution — Investor B	243,627
Service and distribution — Investor C	450,920
Service and distribution — Class R	19,293
Transfer agent — Institutional	141,073
Transfer agent — Investor A	188,040
Transfer agent — Investor B	55,670
Transfer agent — Investor C	60,250
Transfer agent — Class R	6,427
Custodian	150,250
Accounting services	128,562
Printing	37,864
Professional fees	37,611
Registration	37,558
Directors	18,065
Miscellaneous	33,064

Total expenses	5,095,305

Net investment income	1,570,985

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	39,355,488
Options written	1,680,524
Foreign currency	(258,045)

40,777,967

Net change in unrealized appreciation/depreciation on:
Investments (including $915,318 deferred foreign capital gain credit)	(26,381,553)
Foreign currency	14,497

(26,367,056)

Total realized and unrealized gain	14,410,911

Net Increase in Net Assets Resulting from Operations	$ 15,981,896

See Notes to Financial Statements.

14 BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	February 29, 2008	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Net investment income	$ 1,570,985	$ 3,956,446
Net realized gain	40,777,967	76,592,338
Net change in unrealized appreciation/depreciation	(26,367,056)	66,010,249

Net increase in net assets resulting from operations	15,981,896	146,559,033

Dividends to Shareholders from

Net investment income:
Institutional	(2,410,109)	(101,798)
Investor A	(1,607,917)	—
Class R	(23,917)	—

Decrease in net assets resulting from dividends to shareholders	(4,041,943)	(101,798)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	48,554,894	56,315,507

Redemption Fees

Redemption fees	94,093	9,997

Net Assets

Total increase in net assets	60,588,940	202,782,739
Beginning of period	695,566,546	492,783,807

End of period	$ 756,155,486	$ 695,566,546

End of period undistributed net investment income	$ 1,186,301	$ 3,657,259

See Notes to Financial Statements.

BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

15

Financial Highlights

			Institutional
For the Six
Months Ended
	February 29, 2008		For the Year Ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 16.66	$ 12.71	$ 10.72	$ 8.56	$ 7.58	$ 7.00

Net investment income[1]	.06	.16	.09	.16	.09	.04
Net realized and unrealized gain	.63[2]	3.80[2]	2.07[2]	2.03[2]	.89[2]	.54

Net increase from investment operations	.69	3.96	2.16	2.19	.98	.58

Dividends from net investment income	(.13)	(.01)	(.17)	(.03)	—	—

Net asset value, end of period	$ 17.22	$ 16.66	$ 12.71	$ 10.72	$ 8.56	$ 7.58

Total Investment Return[3]

Based on net asset value	4.07%[4]	31.17%	20.41%	25.58%	12.93%	8.29%

Ratios to Average Net Assets

Total expenses	.94%[5]	1.01%	1.12%	1.13%	1.13%	1.16%

Net investment income	.68%[5]	1.07%	.71%	1.60%	1.05%	.63%

Supplemental Data

Net assets, end of period (000)	$ 267,504	$ 284,754	$ 144,560	$ 114,007	$ 106,785	$ 133,096

Portfolio turnover	32%	91%	80%	109%	72%	121%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $.01 per share.

[3]	Total investment return excludes the effect of any sales charge.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

16 BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

Financial Highlights (continued)

			Investor A
For the Six
Months Ended
	February 29, 2008		For the Year Ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 16.44	$ 12.57	$ 10.60	$ 8.47	$ 7.51	$ 6.95

Net investment income[1]	.04	.11	.06	.13	.07	.03
Net realized and unrealized gain	.62[2]	3.76[2]	2.05[2]	2.00[2]	.89[2]	.53

Net increase from investment operations	.66	3.87	2.11	2.13	.96	.56

Dividends from net investment income	(.09)	—	(.14)	—[3]	—	—

Net asset value, end of period	$ 17.01	$ 16.44	$ 12.57	$ 10.60	$ 8.47	$ 7.51

Total Investment Return[4]

Based on net asset value	3.96%[5]	30.79%	20.13%	25.17%	12.78%	8.06%

Ratios to Average Net Assets

Total expenses	1.22%[6]	1.30%	1.35%	1.38%	1.37%	1.42%

Net investment income	.42%[6]	.75%	.53%	1.35%	.87%	.40%

Supplemental Data

Net assets, end of period (000)	$ 335,379	$ 288,912	$ 227,792	$ 93,408	$ 98,519	$ 110,092

Portfolio turnover	32%	91%	80%	109%	72%	121%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $.01 per share.

[3]	Amount is less than ($.01) per share.

[4]	Total investment return excludes the effects of sales charges.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

17

Financial Highlights (continued)

			Investor B

For the Six
Months Ended
	February 29, 2008		For the Year Ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 15.66	$ 12.07	$ 10.17	$ 8.19	$ 7.32	$ 6.83

Net investment income (loss)[1]	(.04)	(.01)	(.06)	.05	—[2]	(.03)
Net realized and unrealized gain	.59[3]	3.60[3]	2.00[3]	1.93[3]	.87[3]	.52

Net increase from investment operations	.55	3.59	1.94	1.98	.87	.49

Dividends from net investment income	—	—	(.04)	—	—	—

Net asset value, end of period	$ 16.21	$ 15.66	$ 12.07	$ 10.17	$ 8.19	$ 7.32

Total Investment Return[4]

Based on net asset value	3.51%[5]	29.74%	19.18%	24.18%	11.89%	7.17%

Ratios to Average Net Assets

Total expenses	2.08%[6]	2.15%	2.18%	2.16%	2.16%	2.22%

Net investment income (loss)	(.44%)[6]	(.10%)	(.56%)	.56%	.05%	(.43%)

Supplemental Data

Net assets, end of period (000)	$ 42,523	$ 47,186	$ 62,390	$ 212,353	$ 252,691	$ 327,483

Portfolio turnover	32%	91%	80%	109%	72%	121%

[1]	Based on average shares outstanding.

[2]	Amount is less than $.01 per share.

[3]	Includes a redemption fee, which is less than $.01 per share.

[4]	Total investment return excludes the effects of sales charges.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

18 BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

Financial Highlights (continued)

			Investor C
For the Six
Months Ended
	February 29, 2008		For the Year Ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 15.65	$ 12.06	$ 10.17	$ 8.19	$ 7.32	$ 6.83

Net investment income (loss)[1]	(.03)	(.01)	(.04)	.05	—[2]	(.03)
Net realized and unrealized gain	.59[3]	3.60[3]	1.98[3]	1.93[3]	.87[3]	.52

Net increase from investment operations	.56	3.59	1.94	1.98	.87	.49

Dividends from net investment income	—	—	(.05)	—	—	—

Net asset value, end of period	$ 16.21	$ 15.65	$ 12.06	$ 10.17	$ 8.19	$ 7.32

Total Investment Return[4]

Based on net asset value	3.58%[5]	29.77%	19.15%	24.18%	11.89%	7.17%

Ratios to Average Net Assets

Total expenses	1.99%[6]	2.10%	2.16%	2.18%	2.18%	2.24%

Net investment income (loss)	(.36%)[6]	(.04%)	(.36%)	.55%	.05%	(.43%)

Supplemental Data

Net assets, end of period (000)	$ 100,379	$ 70,835	$ 56,567	$ 55,507	$ 60,771	$ 72,249

Portfolio turnover	32%	91%	80%	109%	72%	121%

[1]	Based on average shares outstanding.

[2]	Amount is less than $.01 per share.

[3]	Includes a redemption fee, which is less than $.01 per share.

[4]	Total investment return excludes the effects of sales charges.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

19

Financial Highlights (concluded)

			Class R
	For the Six					For the Period
	Months Ended		For the Year Ended August 31,			January 3, 2003[1]
	February 29, 2008					to August 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 16.04	$ 12.30	$ 10.42	$ 8.36	$ 7.39	$ 6.50

Net investment income[2]	.01	.06	.03	.06	.08	.06
Net realized and unrealized gain	.60[3]	3.68[3]	2.00[3]	2.01[3]	.89[3]	.83

Net increase from investment operations	.61	3.74	2.03	2.07	.97	.89

Dividends from net investment income	(.08)	—	(.15)	(.01)	—	—

Net asset value, end of period	$ 16.57	$ 16.04	$ 12.30	$ 10.42	$ 8.36	$ 7.39

Total Investment Return

Based on net asset value	3.77%[4]	30.41%	19.78%	24.81%	13.13%	13.69%[4]

Ratios to Average Net Assets

Total expenses	1.53%[5]	1.63%	1.62%	1.79%	1.56%	1.64%[5]

Net investment income	.09%[5]	.44%	.23%	.99%	1.36%	.66%[5]

Supplemental Data

Net assets, end of period (000)	$ 10,371	$ 3,880	$ 1,475	$ 705	$ 166	—[6]

Portfolio turnover	32%	91%	80%	109%	72%	121%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $.01 per share.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Amount is less than $1,000.

See Notes to Financial Statements.

20 BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Global Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund’s financial statements are prepared in conformity with accounting princi-
ples generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, divi-
dend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expens-
es related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a national secu-
rities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a national exchange for which there were no sales on that day and equity investments traded on over-the-counter (“OTC”) markets for which market quotations are readily available are valued at the last available bid price. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”).
When determining the price for Fair Value Assets, BlackRock Advisors,
LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock,
Inc., and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the
NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events
(for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the Advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are trans-
lated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Derivative Financial Instruments: The Fund may engage in various portfo-
lio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the under-
lying security, or if the counterparty does not perform under the contract.

•Forward foreign exchange contracts — The Fund may enter into for-
ward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

21

Notes to Financial Statements (continued)

Effective February 29, 2008, the Fund implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The Advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial state-
ments. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the
Fund’s tax returns remains open for the years ended August 31, 2004 through August 31, 2006. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. govern-
ment as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securi-
ties. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is deliv-
ered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connec-
tion with its loans. In the event that the borrower defaults on its obliga-
tion to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November
15, 2007, provided the entity also elects to apply the provisions of FAS
157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presen-
tation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Other: Expenses that are directly related to the Fund or classes are charged to the Fund or class. Other operating expenses are pro-rated to certain Funds on the basis of relative net assets of certain other
Open-End Funds.

2. Investment Advisory Agreement and Other
Transactions with Affiliates:

The Fund entered into an Investment Advisory Agreement with the
Advisor to provide investment advisory and administration services.
Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services
Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Fund has also entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.75% of

22 BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

Notes to Financial Statements (continued)

the average daily value of the Fund’s net assets not exceeding $1.5 billion and 0.725% of the average daily value of the Fund’s net assets in excess of $1.5 billion.

In addition, the Advisor has entered into a separate sub-advisory agree-
ment with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor. For the six months ended February 29,
2008, the Fund reimbursed the Advisor $6,645 for certain accounting services, which are included in accounting services expenses in the
Statement of Operations.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with each Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (includ-
ing MLPF&S) for providing shareholder servicing to Investor A, Investor B,
Investor C and Class R shareholders. The ongoing distribution fee com-
pensates the Distributor and the broker-dealer for providing shareholder servicing and distribution-related services to Investor B, Investor C and
Class R shareholders.

For the six months ended February 29, 2008, the Distributor earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund’s Investor A Shares, which totaled $204,242.

For the six months ended February 29, 2008, affiliates received con-
tingent deferred sales charges of $10,444 and $9,321 relating to transactions in Investor B and Investor C Shares, respectively. Further-
more, affiliates received contingent deferred sales charges of $30,036 relating to transactions subject to front-end sales charge waivers on
Investor A Shares.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the period, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees

Institutional	$1,770
Investor A	$3,900
Investor B	$ 804
Investor C	$1,008
Class R	$ 27

The Fund has received an exemptive order from the Securities and
Exchange Commission permitting it to lend portfolio securities to BIM or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended February 29, 2008, BIM received $6,475 in securities lending agent fees.

In addition, MLPF&S received $140,760 in commissions on the execu-
tion of portfolio security transactions for the Fund for the six months ended February 29, 2008.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including share-
holder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the
Fund, 12b-1 fee calculation, check writing, antimony laundering services, and customer identification services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2008 were $283,058,390 and
$248,456,218 respectively.

At February 29, 2008, the Fund had entered into foreign exchange con-
tracts under which it had agreed to sell various foreign currencies with an approximate value of $138,000.

BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

23

Notes to Financial Statements (continued)

4. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
		For the	For the
	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007

	Shares	Dollar Amount	Shares	Dollar Amount

Institutional Shares

Shares sold	6,771,136	$124,888,392	9,376,324	$146,667,134
Shares issued to shareholders in reinvestment
of dividends and distributions	95,172	1,809,694	7,405	94,456

Total issued	6,866,308	126,698,086	9,383,729	146,761,590
Shares redeemed	(8,430,281)	(147,640,112)	(3,662,626)	(54,401,391)

Net increase/decrease	(1,563,973)	($20,942,026)	5,271,103	$ 92,360,199

Investor A

Shares sold and automatic conversion of shares	3,970,169	$ 72,555,328	2,575,136	$ 38,258,312
Shares issued to shareholders in reinvestment of dividends	69,508	1,306,495	142,814	1,745,840

Total issued	4,039,677	73,861,823	2,717,950	40,004,152
Shares redeemed	(1,896,654)	(33,952,686)	(3,267,967)	(46,973,516)

Net increase/decrease	2,143,023	$ 39,909,137	(550,017)	$ (6,969,364)

Investor B

Shares sold	414,473	$ 7,195,421	395,665	$ 5,600,382
Shares redeemed and automatic conversion of shares	(804,218)	(13,812,701)	(2,551,060)	(34,883,069)

Net decrease	(389,745)	$ (6,617,280)	(2,155,395)	$(29,282,687)

Investor C

Shares sold	2,085,386	$ 36,361,115	759,034	$ 11,185,729
Shares redeemed	(418,181)	(7,104,390)	(923,246)	(12,820,027)

Net increase/decrease	1,667,205	$ 29,256,725	(164,212)	$ (1,634,298)

Class R

Shares sold	473,501	$ 8,525,619	206,721	$ 3,082,368
Shares issued to shareholders in reinvestment
of distributions	1,304	23,917	—	—

Total	474,805	8,549,536	206,721	3,082,368
Shares redeemed	(90,941)	(1,601,198)	(84,723)	(1,240,711)

Net increase	383,864	$ 6,948,338	121,998	$ 1,841,657

There is a 2% redemption fee on shares redeemed or exchanged which have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

24 BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund share-
holder redemptions and for other lawful purposes other than for lever-
age. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On
November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended February 29, 2008.

6. Capital Loss Carryforward:

As of August 31, 2007, the Fund had capital loss carryforwards of
$370,799,578, of which $3,964,136 expires in 2008, $3,964,136 expires in 2009, $10,322,407 expires in 2010 and $352,548,899 expires in 2011. This amount will be available to offset future realized capital gains.

BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

25

Proxy Results

During the six-month period ended February 29, 2008, the shareholders of BlackRock Global Growth Fund, Inc. voted on the following proposal, which was approved at a special shareholders’ meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund’s Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

		Shares Voted	Shares Withheld
		For	From Voting

To elect the Fund’s Board of Directors:	James H. Bodurtha	31,659,076	785,741
	Bruce R. Bond	31,660,135	784,682
	Donald W. Burton	31,657,990	786,827
	Richard S. Davis	31,657,645	787,172
	Stuart E. Eizenstat	31,655,167	789,650
	Laurence D. Fink	31,659,882	784,935
	Kenneth A. Froot	31,657,484	787,333
	Henry Gabbay	31,656,723	788,094
	Robert M. Hernandez	31,658,335	786,482
	John F. O'Brien	31,655,479	789,338
	Roberta Cooper Ramo	31,658,697	786,120
	Jean Margo Reid	31,659,514	785,303
	David H. Walsh	31,657,857	786,960
	Fred G. Weiss	31,661,324	783,493
	Richard R. West	31,654,546	790,271

26 BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

Officers and Directors

James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
Robert M. Hernandez, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Fred G. Weiss, Director
Richard R. West, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
PFPC Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

27

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

28 BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM – 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

29

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Healthcare Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Developing Capital Markets Fund	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Focus Value Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Fund Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

30 BLACKROCK GLOBAL GROWTH FUND, INC.

FEBRUARY 29, 2008

#GLBLGR-2/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Growth Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Growth Fund, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Growth Fund, Inc.

Date: April 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Growth Fund, Inc.

Date: April 23, 2008